Average Annual Total Returns - International Portfolio	International Portfolio 1 Year	International Portfolio 5 Years	International Portfolio 10 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 10 Years
Total	57.58%	21.30%	12.10%	10.65%	8.93%	4.92%